Leases (Tables)	12 Months Ended
Jun. 30, 2013
Leases [Abstract]
Minimum annual rental commitments under non-cancelable operating leases
The minimum annual rental commitments under non-cancelable operating leases as of June 30, 2013 are as follows:

During Fiscal Years
2014	$26,700
2015	19,700
2016	13,400
2017	7,900
2018	4,100
Thereafter	9,200
Total minimum lease payments	$81,000